Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Prospectus Date	rr_ProspectusDate	Jan. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2012